Other Information - Summary of the Amount of Lease Installments Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Additional Information [Line Items]
Amount of lease installments receivables	€ 460	€ 493
Within 1 year [member]
Disclosure of Additional Information [Line Items]
Amount of lease installments receivables	124	118
From 2 to 5 years [member]
Disclosure of Additional Information [Line Items]
Amount of lease installments receivables	238	247
Beyond 5 years [member]
Disclosure of Additional Information [Line Items]
Amount of lease installments receivables	€ 98	€ 128